Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues
Gross Profit
Operating expenses:
Marketing expenses	250	82,250		705
Research and development	228,342	116,516	734,014	419,362
General and administrative	380,644	203,330	1,274,203	496,367
Total operating expenses	609,236	402,096	2,008,217	916,434
Loss from operations	(609,236)	(402,096)	(2,008,217)	(916,434)
Other expense:
Impairment of assets			536,047
Interest expense	31		30,867
Interest expense - debt discount	52,257	50,860	368,205
Interest expense - original issuance costs	16,522	8,726	61,283	343,156
Total other expense	68,810	59,586	996,402	343,156
Loss before income taxes	(678,046)	(461,682)	(3,004,619)	(1,259,590)
Income taxes
Net loss	$ (678,046)	$ (461,682)	$ (3,004,619)	$ (1,259,590)
Net loss per share, basic and diluted	$ (0.02)	$ (0.01)	$ (0.08)	$ (0.17)
Weighted average number of shares outstanding
Weighted average number of shares outstanding Basic and diluted	37,295,803	35,266,601	36,396,585	7,351,272